Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jan. 18, 2023	Dec. 31, 2021	Dec. 31, 2019	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 26, 2020	Dec. 13, 2019
Related Party Transactions [Abstract]
Solar powered atmospheric water generator amount			$ 550,000
Deposit liability, current			$ 303,742				$ 193,497	$ 303,742
Unpaid balance on equipment		$ 55,169		$ 52,761		$ 52,761
Accounts payable - related party		124,370		6,427		27,029
Common stock subscriptions		792,745		$ 30,000		$ 0
Subscription deposit received used		792,745
Stock Issuance		377,350
Pending Stock Sales		$ 1,170,095
Pending Stock Shares		23,402,000
Number of shares issued to officers, shares	6,952,523
Accrued salaries payable valued	$ 168,126
Received deposits amount					$ 310,700
Common stock subscriptions issued		15,855,000		1,500,000	13,674,000	0